Share Option and Warrant Reserves (Tables)	12 Months Ended
Dec. 31, 2020
Share Option And Warrant Reserves
Disclosure of share-based payments
	Years ended December 31
	2020	2019
Recognized in net loss from continuing operations and included in:
Exploration and evaluation costs	$ 528	$ 335
Fees, salaries and other employee benefits	2,002	2,212
	$ 2,530	$ 2,547
Recognized in net loss from discontinued operations	239	853
Total share-based compensation expense	$ 2,769	$ 3,400

Disclosure of assumptions
	Years ended December 31
	2020	2019
Risk-free interest rate	0.36%	1.59%
Expected dividend yield	Nil	Nil
Share price volatility	68%	62%
Expected forfeiture rate	0%	0%
Expected life in years	4.90	4.33

Disclosure of share option activity
	Number of share options	Weighted average exercise price ($/option)(1)
Outstanding, December 31, 2018	4,192,253	$2.74
Granted	2,226,184	2.83
Exercised	(625,798)	0.92
Expired	(155,394)	3.45
Forfeited	(34,626)	2.80
Outstanding, December 31, 2019	5,602,619	$2.96
Granted	5,857,459	2.42
Exercised	(3,228,182)	2.42
Expired	(20,272)	2.90
Forfeited	(70,620)	2.61
Outstanding, December 31, 2020	8,141,004	$2.67

(1) The exercise price of issued share options prior to October 9, 2020 were adjusted downwards by $0.95, pursuant to the Transaction, reflecting the fair value of the Peruvian projects allocated to the Spincos. The above weighted average exercise prices were retrospectively adjusted to reflect this change.

Disclosure of share options outstanding and exercisable
	Options outstanding			Options exercisable
Exercise price ($/option)	Number of shares	Weighted average exercise price ($/option)	Weighted average remaining life (years)	Number of shares	Weighted average exercise price ($/option)	Weighted average remaining life (years)
$0.56 – $1.95	1,596,218	1.68	3.91	1,418,418	1.49	3.74
$2.05 – $5.31	6,308,503	2.68	3.46	3,334,753	2.90	2.26
$7.54 – $9.86	207,113	8.60	1.06	207,113	8.60	1.06
$12.94	29,170	12.94	0.32	29,170	12.94	0.32
	8,141,004	2.67	3.48	4,989,454	2.80	2.62

Disclosure of warrant activity
	Warrants outstanding	Exercise price ($/share)
Outstanding at December 31, 2018	-	$-
Issued	337,813	2.96
Outstanding at December 31, 2019	337,813	$2.96
Issued	1,297,591	1.33
Exercised	(8,664)	1.46
Outstanding at December 31, 2020	1,626,740	$1.66

Disclosure of warrants outstanding and exercisable
Expiry date	Warrants outstanding	Exercise price ($/share)
May 8, 2021	541,744	1.46
October 24, 2021	334,993	1.37
March 6, 2022	189,613	1.11
March 9, 2022	222,577	1.11
September 12, 2022	337,813	2.96
Total	1,626,740	1.66